Document and Entity Information	Jan. 03, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 03, 2022
Entity Registrant Name	KINNATE BIOPHARMA INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39743
Entity Tax Identification Number	82-4566526
Entity Address, Address Line One	3611 Valley Centre Drive
Entity Address, Address Line Two	Suite 175
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	858
Local Phone Number	299-4699
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001797768
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	KNTE
Security Exchange Name	NASDAQ